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                                [GRAPHIC OMITTED]

                            COMMUNICATIONS FUND, INC.

              (Class A, Class B and Class C Shares) (formerly, Flag
                     Investors Telephone Income Fund, Inc.)




 Prospectus & Application -- May 1, 1998 as supplemented through March 31, 1999

--------------------------------------------------------------------------------


This mutual fund (the "Fund") is designed to maximize total return. The Fund will seek to achieve this objective through a combination of long-term growth of capital and, to a lesser extent, current income. In seeking to achieve this objective, the Fund invests primarily in common stock, securities convertible thereto and debt obligations of companies in the communications field.


Shares of the Fund are available through your securities dealer or the Fund's transfer agent. This Prospectus relates to Flag Investors Class A Shares ("Class A Shares"), Flag Investors Class B Shares ("Class B Shares") and Flag Investors Class C Shares ("Class C Shares") of the Fund. The separate classes provide you with alternatives as to sales load and Fund expenses. (See "How to Buy Shares.")


This Prospectus sets forth basic information that you should know about the Fund prior to investing. You should retain it for future reference. A Statement of Additional Information dated May 1, 1998, as supplemented through October 19, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 767-FLAG.

TABLE OF CONTENTS



Fee Table ..................................     1
Financial Highlights .......................     2
Investment Program .........................     5
Investment Restrictions ....................     7
The Fund's Net Asset Value .................     7
How to Buy Shares ..........................     7
How to Redeem Shares .......................     9
Telephone Transactions .....................    10
How to Choose the Class That Is
   Right For You ...........................    11
Dealer Compensation ........................    11
Dividends and Taxes ........................    12
Management of the Fund .....................    12
Investment Advisor and Sub-Advisor .........    12
Distributor ................................    14
Custodian, Transfer Agent and
   Accounting Services .....................    14
Performance Information ....................    14
General Information ........................    15
Application ................................   A-1



The Fund's shares are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the shares involves risk, including possible loss of principal.


Flag Investors Funds
P.O. Box 515
Baltimore, Maryland 21203

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The Securities and Exchange Commission has neither approved nor disapproved these securities
      nor has it passed upon the accuracy or adequacy of this Prospectus.
           Any representation to the contrary is a criminal offense.

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


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FEE TABLE

--------------------------------------------------------------------------------
Shareholder Transaction Expenses:

                                                                                           Class A
                                                                                            Shares
                                                                                        Initial Sales
                                                                                            Charge
                                                                                         Alternative
                                                                                     -------------------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) ......           4.50%*
Maximum Sales Charge Imposed on Reinvested Dividends ...............................           None
Maximum Deferred Sales Charge for purchases made before May 1, 1999 (as a per-
  centage of original purchase price or redemption proceeds, whichever is lower)....           0.50%*
Maximum Deferred Sales Charge for purchases made on or after May 1, 1999 (as a
  percentage of original purchase price or redemption proceeds, whichever is lower).           1.00%*

Annual Fund Operating Expenses (as a percentage of average daily net assets):
Management Fees. ...................................................................           0.63%
12b-1 Fees .........................................................................           0.25%
Other Expenses (including a 0.25% shareholder servicing fee for Class B and Class C
 Shares) ...........................................................................           0.18%
                                                                                            -------
Total Fund Operating Expenses ......................................................           1.06%*****
                                                                                            =======



                                                                                               Class B              Class C
                                                                                                Shares               Shares
                                                                                               Deferred              Level
                                                                                             Sales Charge         Sales Charge
                                                                                             Alternative          Alternative
                                                                                         -------------------  -------------------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) .......             None                 None
Maximum Sales Charge Imposed on Reinvested Dividends ................................             None                 None
Maximum Deferred Sales Charge for purchases made before May 1, 1999 (as a per-
  centage of original purchase price or redemption proceeds, whichever is lower).....             4.00%**              1.00%***
Maximum Deferred Sales Charge for purchases made on or after May 1, 1999 (as a
  percentage of original purchase price or redemption proceeds, whichever is lower)..             4.00%**              1.00%***

Annual Fund Operating Expenses (as a percentage of average daily net assets):
Management Fees. ....................................................................             0.63%                0.63%
12b-1 Fees ..........................................................................             0.75%                0.75%
Other Expenses (including a 0.25% shareholder servicing fee for Class B and Class C
 Shares) ............................................................................             0.43%****            0.43%****
                                                                                               -------              -------
Total Fund Operating Expenses .......................................................             1.81%*****           1.81%*****
                                                                                               =======              =======

-----------
    * If you purchase $1 million or more of Class A Shares, you will not have to pay an initial sales charge. You may, however, be required to pay a contingent deferred sales charge when you redeem your shares. (See "How to Buy Shares" and "How to Redeem Shares.")
   ** You will be required to pay a contingent deferred sales charge if you redeem your Class B Shares within six years of purchase. The amount of the charge declines in relation to the time you hold your shares. Class B Shares will automatically convert to Class A Shares six years after purchase. (See "How to Redeem Shares.")
  *** You will be required to pay a contingent deferred sales charge if you redeem your Class C Shares within one year after purchase. (See "How to Redeem Shares.")
 **** A portion of the shareholder servicing fee is allocated to your securities dealer and qualified banks for services provided and expenses incurred in maintaining your account, responding to your inquiries and providing you with information about your investment.
***** Total Fund Operating Expenses have been restated to reflect current expenses.

Example:                                                    1 year     3 years     5 years     10 years
--------                                                   --------   ---------   ---------   ------------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and
  (2) redemption at the end of each time period:
 Class A Shares .........................................   $55        $77         $101        $ 169
 Class B Shares* ........................................   $60        $90         $121        $ 175*
 Class C Shares .........................................   $29        $57          N/A          N/A
You would pay the following expenses on the same
investment, assuming no redemption:
 Class A Shares .........................................   $55        $77         $101        $ 169
 Class B Shares* ........................................   $18        $57         $ 98        $ 175*
 Class C Shares .........................................   $18        $57          N/A          N/A

-----------
* Expenses assume that Class B Shares are converted to Class A Shares at the end of six years. Therefore, the expense figures assume six years of Class B expenses and four years of Class A expenses.


The Expenses and Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

     The purpose of the above table is to describe the various costs and expenses that you will bear directly and indirectly when you invest in the Fund. If you purchase shares of any class through a financial institution, you may be charged separate fees by that institution. The Expenses and Example for the Class C Shares, which have not been offered prior to the date of this Prospectus, are expected to be the same as those incurred by the Class B Shares.

     The rules of the SEC require that the maximum sales charge be reflected in the above table. However, you may qualify for reduced sales charges or no sales charge at all. (See "How to Buy Shares.") Due to the continuous nature of Rule 12b-1 fees, you may pay more than the equivalent of the maximum sales charges permitted by the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD Rules") if you hold your shares for a long time.


                                                                               1
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

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
     The financial highlights included in the following tables are a part of the Fund's financial statements for the Class A and Class B Shares for the periods indicated and have been audited by PricewaterhouseCoopers LLP (formerly, Coopers & Lybrand L.L.P.), independent accountants. The financial statements and financial highlights for the year ended December 31, 1997 and the report thereon of PricewaterhouseCoopers LLP are included in the Statement of Additional Information. Additional performance information for the Class A Shares and the Class B Shares is contained in the Fund's Annual Report for the fiscal year ended December 31, 1997, which can be obtained at no charge by calling the Fund at (800) 767-FLAG. The Class C Shares were not offered prior to the date of this Prospectus.



(For a Class A Share outstanding throughout each year)
--------------------------------------------------------------------------------


                                                  ----------------------------------------------
                                                      1997           1996             1995
                                                  ------------   ------------   ----------------
Per Share Operating Performance:
 Net asset value at beginning of year .........    $  15.59        $ 14.87         $  12.30
                                                   --------       --------         --------

Income from Investment Operations:
 Net investment income ........................        0.27           0.27             0.40
 Net realized and unrealized gain/(loss) on
   investments ................................        5.41           1.67             3.58
                                                   --------       --------         --------
 Total from Investment Operations .............        5.68           1.94             3.98
                                                   --------       --------         --------

Less Distributions:
 Dividends from net investment income and net
   realized short-term gains ..................       (0.40)         (0.38)           (0.41)
 Distributions from net realized mid-term and
   long-term gains ............................       (1.50)         (0.84)           (1.00)
                                                   ---------      ---------        --------
 Total distributions ..........................       (1.90)         (1.22)           (1.41)
                                                   ---------      ---------        --------
 Net asset value at end of year ...............    $  19.37       $  15.59         $  14.87
                                                   =========      =========        ========
Total Return(3) ...............................       37.36%         13.46%           33.44%
Ratios to Average Daily Net Assets:
 Expenses .....................................        1.11%          1.14%            0.93%(4)
 Net investment income ........................        1.07%          1.74%            2.85%(5)

Supplemental Data:
 Net assets at end of year (000) ..............    $622,865       $505,371         $492,454
 Portfolio turnover rate ......................          26%            20%              24%
 Average commissions per share(6) .............    $ 0.0598       $ 0.0696               --

-----------
(1) Restated for two-for-one stock split, effected in the form of a stock dividend to shareholders of record on October 27, 1989.
(2) Investment Company Capital Corp. became Investment Advisor to the Fund on January 19, 1989.
(3)  Total return excludes the effect of sales charge.
(4) Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 0.99%, 0.99%, 0.98%, 1.07%, 1.17%, 1.13% and
     1.07% for the years ended December 31, 1995, 1994, 1993, 1992, 1991, 1990 and 1989, respectively.
(5) Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been 2.79%, 3.07%, 3.06%, 3.66%, 4.13%, 4.32% and 4.28% for the years ended December 31, 1995, 1994, 1993, 1992,
     1991, 1990 and 1989, respectively.
(6) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.


2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               For the Year Ended December 31,
------------------------------------------------------------------------------------------------------------------------------
       1994               1993               1992               1991               1990            1989(1)(2)        1988(1)
-----------------   ----------------   ----------------   ----------------   ----------------   ----------------   -----------

   $   13.70           $  12.20           $  11.28           $   9.57           $  10.98           $   8.24         $  7.50
   ---------           --------           --------           --------           --------           --------         --------


        0.41               0.42               0.42               0.45               0.46               0.52            0.46
      ( 1.27)              1.78               0.93               1.74             ( 1.29)              3.38            0.97
   ---------           --------           --------           --------           --------           --------         --------
      ( 0.86)              2.20               1.35               2.19             ( 0.83)              3.90            1.43
   ---------           --------           --------           --------           --------           --------         --------

      ( 0.44)            ( 0.42)            ( 0.42)            ( 0.46)            ( 0.45)            ( 0.52)         ( 0.46)
      ( 0.10)            ( 0.28)            ( 0.01)            ( 0.02)            ( 0.13)            ( 0.64)         ( 0.23)
   ---------           --------           --------           --------           --------           --------         --------
      ( 0.54)            ( 0.70)            ( 0.43)            ( 0.48)            ( 0.58)            ( 1.16)         ( 0.69)
   ---------           --------           --------           --------           --------           --------         --------
   $   12.30           $  13.70           $  12.20           $  11.28           $   9.57           $  10.98         $  8.24
   =========           ========           ========           ========           ========           ========         ========
      ( 6.32)%            18.12%             12.35%             23.08%            ( 7.55)%            48.86%          19.90%


        0.92%(4)           0.92%(4)           0.92%(4)           0.92%(4)           0.92%(4)           0.93%(4)        0.92%
        3.14%(5)           3.12%(5)           3.81%(5)           4.38%(5)           4.54%(5)           4.41%(5)        5.35%

   $ 435,805           $469,163           $307,641           $238,571           $177,963           $162,449        $102,483
          23%                14%                 6%                 7%                 2%                27%             11%
          --                 --                 --                 --                 --                 --              --

                                                                               3
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

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (concluded)

--------------------------------------------------------------------------------
(For a Class B Share outstanding throughout each period)
--------------------------------------------------------------------------------



                                                                 For the Year Ended             For the Period
                                                                     December 31,             January 3, 1995(1)
                                                             ---------------------------           through
                                                                 1997           1996          December 31, 1995
                                                             ------------   ------------   ----------------------
Per Share Operating Performance:
 Net asset value at beginning of period ..................   $   15.51      $   14.83           $    12.28
                                                             ---------      ---------           ----------
Income from Investment Operations:
 Net investment income ...................................        0.18           0.19                 0.30
 Net realized and unrealized gain on investments .........        5.34           1.63                 3.56
                                                             ---------      ---------            ----------
 Total from Investment Operations ........................        5.52           1.82                 3.86
                                                             ---------      ---------            ----------
Less Distributions:
 Dividends from net investment income and net
   realized short-term gains .............................     (  0.31)       (  0.30)              ( 0.31)
 Distributions from net realized mid-term and long-term
   gains .................................................     (  1.50)       (  0.84)              ( 1.00)
                                                             ----------     ----------           ----------
 Total distributions .....................................     (  1.81)       (  1.14)              ( 1.31)
                                                             ----------     ----------           ----------
 Net asset value at end of period ........................   $   19.22      $   15.51            $   14.83
                                                             ==========     ==========           ==========
Total Return(2) ..........................................       36.36%         12.60%               32.42%
Ratios to Average Daily Net Assets:
 Expenses ................................................        1.86%          1.92%                1.70%(3)(4)
 Net investment income ...................................        0.29%          0.95%                2.13%(3)(5)

Supplemental Data:
 Net assets at end of period (000) .......................   $   32,474     $   17,661           $   7,504
 Portfolio turnover rate .................................           26%            20%                 24%
 Average commissions per share(6) ........................   $   0.0598     $   0.0696                  --

-----------
(1)  Commencement of operations.
(2)  Total return excludes the effect of sales charge.
(3)  Annualized.
(4) Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 1.74% (annualized) for the period ended December 31, 1995.
(5) Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been 2.09% (annualized) for the period ended December 31, 1995.
(6) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.


4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT PROGRAM

--------------------------------------------------------------------------------

Investment Objective, Policies and Risk
Considerations


      The Fund's investment objective is to maximize total return. The Fund will seek to achieve this objective through a combination of long-term growth of capital and, to a lesser extent, current income. In seeking this objective, the Fund invests primarily in common stock, securities convertible thereto and debt obligations of companies in the communications field. For this purpose, companies would be considered to be in the "communications field" if they were engaged in the research, development, manufacture or sale of communications services, technology, equipment or products. Effective communication through the transmission of voice, pictures and data is becoming increasingly important and the communications field now embraces a wide variety of products and services, such as local and long distance telephone service, wireless service (e.g., cellular telephone or paging services), video, telecommunications equipment, media, and information technology. There can be no assurance that the Fund's investment objective will be met. Concentration in the communications field will subject the Fund to the risks associated with that field (e.g., regulatory and technological change) and may result in greater fluctuation in the Fund's net asset value than is experienced in less concentrated portfolios. The Fund will be non-diversified for purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act") which means that the performance of one or a small number of portfolio holdings can affect overall performance more than would otherwise be the case.


      The Fund's investment advisors believe that investing in a portfolio of securities of companies in the communications field affords an attractive opportunity for achieving the Fund's investment objective. The Fund's emphasis is investment in companies offering products and services that both support traditional communications and facilitate new information-based applications. Information technology combines data processing and telecommunications to support more efficient and economical business processes and consumer activities. The rapidly improving performance and declining cost of transmission have helped the global expansion of information technology. For example, businesses have an increasing need to connect to remote users such as employees, suppliers and customers. Consumers are increasingly relying on telephone-based applications like on-line banking and shopping to save time and money.

      Worldwide telecommunications market expansion will create opportunities for established and emerging providers of telecommunications products and services. Although new, high growth technologies are being adopted at an increasing rate, commercial acceptance still lags the introduction of new products and services. Traditional communications companies, such as telephone companies, are positioned to serve the existing and developing needs of their customer base with a combination of current and new offerings. Evolving user requirements have also led to the development of separate industry segments, outside the local telephone and long distance businesses, which enable non-traditional telecommunications providers a chance to benefit from the growing worldwide demand for voice, data and video services.


      Under normal market conditions at least 65% of the Fund's total assets will be invested in common stock, securities convertible thereto and debt obligations of companies in the communications field, as defined above. Depending on the circumstances, the Fund may temporarily and for defensive purposes invest up to 100% of its net assets in money market instruments and in other income-producing securities.

      In general, the Fund will invest in investment grade debt obligations that are rated, at the time of purchase, BBB or higher by Standard and Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, determined to be of comparable quality by the Fund's investment advisors, under criteria approved by the Fund's Board of Directors. Investment grade securities (securities rated BBB or higher by S&P or Baa or higher by Moody's) are generally thought to provide the highest credit quality and the smallest risk of default. Securities rated BBB by S&P or Baa by Moody's have speculative characteristics. Up to 10% of the Fund's total assets (measured at the time of the investment) may be invested in lower quality debt obligations (securities rated BB or lower by S&P or Ba or lower by Moody's and unrated securities of comparable quality). Securities that were investment grade at the time of purchase but are subsequently downgraded to BB/Ba or lower will be included in the 10% category. In the event any security owned by the Fund is downgraded, the Fund's investment advisors will review the situation and take appropriate action, but will not be automatically required to sell any such security. If such a downgrade causes the 10% limit to be exceeded, the Fund will be precluded from investing further in debt obligations that are below investment grade. (See "Investments in Non-Investment Grade Securities" below.)


                                                                               5
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

--------------------------------------------------------------------------------

Investments in Non-Investment Grade Securities

      Lower rated debt obligations, also known as "junk bonds," are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. Securities in the lowest rating category that the Fund may purchase (securities rated C by either S&P or Moody's) may present a particular risk of default, or may be in default or arrears in the payment of principal and interest. In addition, C-rated securities may be regarded as having extremely poor prospects of ever attaining any real investment standing. Yields and market values of these bonds will fluctuate over time reflecting changing interest rates and the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline in value, regardless of prevailing interest rates. Accordingly, adverse economic developments, including a recession or substantial period of rising interest rates, may disrupt the high-yield bond market, affecting both the value and liquidity of such bonds. The market prices of these securities may fluctuate more than those of higher rated securities, and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. An economic downturn could adversely affect the ability of issuers of such bonds to make payments of principal and interest to a greater extent than issuers of higher rated bonds might be affected. The ratings categories of S&P and Moody's are described more fully in the Appendix to the Statement of Additional Information.


      The following table provides a summary of ratings assigned by S&P to debt obligations in the Fund's portfolio. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended December 31, 1997, presented as a percentage of total investments. These percentages are historical and are not necessarily indicative of the quality of current or future portfolio holdings, which may vary.



          S&P
Rating          Average
-----------   ----------
  AAA         1.68%
  AA          0.00%
  A           0.00%
  BBB         0.00%
  BB          0.88%
  B           0.00%
  Unrated     0.00%


Investments in Repurchase Agreements


      The Fund may agree to purchase U.S. Government securities from creditworthy financial institutions, such as banks or broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Default by or bankruptcy proceedings with respect to the seller may expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

Investment in Securities of Foreign Issuers


      From time to time, the Fund may invest in American Depositary Receipts ("ADRs"), which are interests in securities of foreign companies, and up to 10% of the Fund's total assets in debt and equity securities of issuers not publicly traded in the United States, when the Fund's investment advisors believe that such investments provide good opportunities for achieving income and capital gains without undue risk.


Loans of Portfolio Securities

      The Fund has the right to lend portfolio securities to approved institutional borrowers for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund's custodian or another affiliate may act as securities lending agent.


Other Investments


      The Fund may write covered call options if each such option is traded on a national securities exchange (and may purchase calls in related closing transactions). The Fund may also invest in securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities") that have been determined to be liquid by the Fund's advisors under standards approved by the Fund's Board of Directors, and may invest up to 10% of its net assets in Rule 144A Securities that are illiquid (see "Investment Restrictions" in the Statement of Additional Information). Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.



Year 2000 Issues


      The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. The Fund could be adversely affected if the computer systems used by its service providers do not


6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and has received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Fund. The Fund and its shareholders may experience losses if these assurances prove to be incorrect or if issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others, with which the Fund does business experience difficulties as a result of year 2000 issues.



INVESTMENT RESTRICTIONS

--------------------------------------------------------------------------------


      The following investment restriction is a matter of fundamental policy and may not be changed without shareholder approval. Accordingly, the Fund will not invest less than 65% of its total assets in the communications field, except as described in this Pro-spectus (otherwise the Fund will not concentrate more than 25% of its total assets in securities of issuers in any industry).

      The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.


THE FUND'S NET ASSET VALUE

--------------------------------------------------------------------------------

      The following sections describe how to buy and redeem shares of the Fund.


      The price you pay or receive is based on the Fund's net asset value per share. When you buy Class A Shares, the price you pay may be increased by a sales charge. When you redeem shares of any of the classes, the price you receive may be reduced by a sales charge. Read the sections on how to buy shares and how to redeem shares for details on how and when these charges may or may not be imposed.

      The net asset value per share of each class is determined on each business day as of the close of trading on the New York Stock Exchange (ordinarily 4:00 p.m. Eastern Time). It is calculated by subtracting the liabilities attributable to a class from its proportionate share of the Fund's assets and dividing the result by the outstanding shares of the class. Because the different classes have different distribution or service fees, their net asset values may differ from time to time.


      In valuing the Fund's assets, its investments are priced at their market value which is normally based on current prices but which may be determined according to "fair value" procedures approved by the Fund's Board of Directors.



      You may buy or redeem shares on any day on which the New York Stock Exchange is open for business (a "Business Day"). If your order is entered before the net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.

HOW TO BUY SHARES

--------------------------------------------------------------------------------

      You may buy any class of the Fund's shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy shares by sending your check (along with a completed Application Form) directly to the Fund. The Application Form, which includes instructions, is attached to this Prospectus.

      You may purchase Class A Shares unless you are a defined contribution plan with assets of $75 million or more.

      Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.


Investment Minimums


      Your initial investment must be at least $2,000. Subsequent investments must be at least $100. The following are exceptions to these minimums:


      o If you are investing in an IRA account, your initial investment may be as low as $1,000.


                                                                               7
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

--------------------------------------------------------------------------------

      o If you are a shareholder of any other Flag Investors fund, your initial investment in this Fund may be as low as $500.


      o If you are a participant in the Fund's Automatic Investing Plan, your initial investment may be as low as $250. If you participate in the monthly plan, your subsequent investments may be as low as $100. If you participate in the quarterly plan, your subsequent investments may be as low as $250. Refer to the section on the Fund's Automatic Investing Plan for details.


      o There is no minimum investment requirement for qualified retirement plans such as 401(k), pension or profit sharing plans.


Purchase Price


      The price you pay to buy shares will be the Fund's offering price which is calculated by adding any applicable sales charges to the net asset value per share of the class you are buying. The amount of any sales charge included in your purchase price will be according to the following schedule:



                                           Class A Sales
                                          Charge as % of
                                     -------------------------
                                      Offering     Net Amount     Class B Sales     Class C Sales
Amount of Purchase                      Price       Invested          Charge           Charge
------------------------------       ----------   ------------   ---------------   --------------
Less than    $ 50,000.........       4.50%        4.71%               None              None
$  50,000  - $ 99,999.........       3.50%        3.63%               None              None
$  100,000 - $249,999.........       2.50%        2.56%               None              None
$  250,000 - $499,999.........       2.00%        2.04%               None              None
$  500,000 - $999,999.........       1.50%        1.52%               None              None
$1,000,000 and over...........       None         None                None              None
------------------------------       ----         ----           ---------------   --------------

      Although you do not pay an initial sales charge when you invest $1,000,000 or more in Class A Shares or when you buy any amount of Class B or Class C Shares, you may pay a sales charge when you redeem your shares. Refer to the section on how to redeem shares for details.


      The sales charge you pay on your current purchase of Class A Shares may be reduced under the circumstances listed below.


      Rights of Accumulation. If you are also purchasing Class A shares of this or any other Flag Investors fund or if you already have investments in Class A or Class D shares, you may combine the value of your purchases with the value of your existing investments to determine whether you qualify for a reduced sales charge. (For this purpose your existing investments will be valued at the higher of cost or current value.) You may also combine your purchases and investments with those of your spouse and your children under the age of 21 for this purpose. You must be able to provide sufficient information to verify that you qualify for this right of accumulation.

      Letter of Intent. If you anticipate making additional purchases of Class A Shares over the next 13 months, you may combine the value of your current purchase with the value of your anticipated purchases to determine whether you qualify for a reduced sales charge. You will be required to sign a letter of intent specifying the total value of your anticipated purchases and to initially purchase at least 5% of the total. When you make each purchase during the period, you will pay the sales charge applicable to their combined value. If, at the end of the 13-month period, the total value of your purchases is less than the amount you indicated, you will be required to pay the difference between the sales charges you paid and the sales charges applicable to the amount you actually did purchase. Some of the shares you own will be redeemed to pay this difference.

      Purchases at Net Asset Value. You may buy Class A Shares without paying a sales charge under the following circumstances:

1) If you are reinvesting some or all of the proceeds of a redemption of Class A Shares made within the last 90 days.

2) If you are exchanging an investment in another Flag Investors fund for an investment in this Fund (see "Purchases by Exchange" for a description of the conditions).

3) If you are a current or retired Director of the Fund, a director, an employee or a member of the immediate family of an employee of any of the following (or their respective affiliates): the Distributor, the Advisors and any broker-dealer authorized to sell shares of the Fund.

4)   If you are buying shares in any of the following types of accounts:

       (i) A qualified retirement plan;

      (ii) A Flag Investors fund payroll savings plan program;

     (iii) A fiduciary or advisory account with a bank, bank trust department, registered investment advisory company, financial planner or securities dealer purchasing shares on your behalf. To qualify for this provision you must be paying an account management fee for the fiduciary or advisory services. You may be charged an additional fee by your securities dealer or servicing agent if you buy shares in this manner.


Purchases by Exchange

      You may exchange shares of any other Flag Investors fund with the same sales charge structure for an equal dollar amount of Class A, Class B or Class C


8
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

--------------------------------------------------------------------------------

Shares, as applicable, without payment of the sales charges described above or any other charge. If you exchange Class A shares of any Flag Investors fund with a lower sales charge structure into Class A Shares, you will be charged the difference in sales charges unless (with the exception of Flag Investors Cash Reserve Prime Class A Shares) you have owned the shares for at least 24 months. You may enter both your redemption and purchase orders on the same Business Day or, if you have already redeemed the shares of the other fund, you may enter your purchase order within 90 days of the redemption. The Fund may modify or terminate these offers of exchange at any time on 60 days' prior written notice.

      You may request an exchange through your securities dealer or servicing agent. Contact them for details on how to enter your order. If your shares are in an account with the Fund's Transfer Agent, you may also request an exchange directly through the Transfer Agent by mail or by telephone.


Investing Regularly

      You may make regular investments in the Fund through any of the following methods. If you wish to enroll in any of these programs or if you need any additional information, complete the appropriate section of the attached Application Form or contact your securities dealer, your servicing agent, or the Transfer Agent.

      Automatic Investing Plan. You may elect to make a regular monthly or quarterly investment in any class of shares. The amount you decide upon will be withdrawn from your checking account using a pre-authorized check. When the money is received by the Transfer Agent, it will be invested in the class of shares selected at that day's offering price. Either you or the Fund may discontinue your participation upon 30 days' notice.


      Dividend Reinvestment Plan. Unless you elect otherwise, all income and capital gains distributions will be reinvested in additional Fund shares at net asset value. You may elect to receive your distributions in cash or to have your distributions invested in shares of other Flag Investors funds. To make either of these elections or to terminate automatic reinvestment, complete the appropriate section of the attached Application Form or notify the Transfer Agent, your securities dealer or your servicing agent at least five days before the date on which the next dividend or distribution will be paid.


      Systematic Purchase Plan. You may also purchase any class of shares through a Systematic Purchase Plan. Contact your securities dealer or servicing agent for details.


HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

      You may redeem any class of the Fund's shares through your securities dealer or servicing agent. Contact them for details on how to enter your order and for information as to how you will be paid. If your shares are in an account with the Fund, you may also redeem shares by contacting the Transfer Agent by mail or (if you are redeeming less than $50,000) by telephone. The Transfer Agent will mail your redemption check within seven days after it receives your order in proper form. Refer to the section on telephone transactions for more information on this method of redemption.

      Your securities dealer, your servicing agent or the Transfer Agent may require the following documents before they redeem your shares:


1) A letter of instructions specifying your account number and the number of shares or dollar amount you wish to redeem. The letter must be signed by all owners of the shares exactly as their names appear on the account.


2) If you are redeeming more than $50,000, a guarantee of your signature by a member of the Federal Deposit Insurance Corporation, a trust company, broker, dealer, securities exchange or association, clearing agency, savings association or (if authorized by state law) credit union.

3) Any stock certificates representing the shares you are redeeming. The certificates must be either properly endorsed or accompanied by a duly executed stock power.


4) Any additional documents that may be required if your account is in the name of a corporation, partnership, trust or fiduciary.



                                                                               9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Redemption Price

      The price you receive when you redeem shares will be the net asset value of the class of shares you are redeeming less any applicable sales charge. The amount of any sales charge deducted from your redemption price will be determined according to the following schedule.



 Sales Charge as a Percentage of the Dollar Amount Subject to
                            Charge
--------------------------------------------------------------
                            Class A      Class B      Class C
Years Since Purchase        Shares        Shares      Shares
----------------------   ------------   ---------   ----------
First ................       1.00%*        4.00%       1.00%
Second ...............       0.50%*        4.00%       None
Third ................       None          3.00%       None
Fourth ...............       None          3.00%       None
Fifth ................       None          2.00%       None
Sixth ................       None          1.00%       None
Thereafter ...........       None          None        None
----------------------       ----          ----        ----

* You will pay a sales charge when you redeem Class A Shares only if you bought those shares at net asset value as part of an investment of $1,000,000 or more. For purchases of $1,000,000 or more of Class A Shares made before May 1, 1999, you will pay a sales charge of 0.50% if you redeem your shares within the first year of purchase instead of the 1.00% reflected in the above chart.


      Determination of Sales Charge. The sales charge applicable to your redemption is calculated in a manner that results in the lowest possible rate:

1) No sales charge will be applied to shares you own as a result of reinvesting dividends or distributions.

2) If you have purchased shares at various times, the sales charge will be applied first to shares you have owned for the longest period of time.

3) If you acquired the shares through an exchange of shares of another Flag Investors fund, the period of time you held the original shares will be combined with the period of time you held the shares being redeemed to determine the years since purchase.

4) The sales charge is applied to the lesser of the cost of the shares or their current market value.

      Waiver of Sales Charge. You may redeem shares without paying a sales charge under any of the following circumstances:

1) If you are exchanging your shares for shares of another Flag Investors fund with the same sales charge structure.

2) If your redemption represents the minimum required distribution from an individual retirement account or other retirement plan.

3) If your redemption represents a distribution from a Systematic Withdrawal Plan. This waiver applies only if the annual withdrawals under your Plan are 12% or less of your share balance.

4) If shares are being redeemed in your account following your death or a determination that you are disabled. This waiver applies only under the following conditions:

    (i) The account is registered in your name either individually, as a joint tenant with rights of survivorship, as a participant in community property, or as a minor child under the Uniform Gifts or Uniform Transfers to Minors Acts.

    (ii) Either you or your representative notifies your securities dealer, servicing agent or the Transfer Agent that such circumstances exist.

5) If you are redeeming Class A Shares, your original investment was at least $3,000,000 and your securities dealer has agreed to return to the Distributor any payments received when you bought your shares.

      Automatic Conversion of Class B Shares. Your Class B Shares, along with any reinvested dividends or distributions associated with those shares, will be automatically converted to Class A Shares six years after your purchase. This conversion will be made on the basis of the relative net asset values of the classes and will not be a taxable event to you.


Other Redemption Information

      If you own Fund shares having a value of at least $10,000, you may arrange to have some of your shares redeemed monthly or quarterly under the Fund's Systematic Withdrawal Plan. Each redemption under this plan involves all the tax and sales charge implications normally associated with Fund redemptions. Contact your securities dealer, your servicing agent or the Transfer Agent for information on this plan.

      Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you by check, whether or not that is the payment option you have selected.

      If you redeem sufficient shares to reduce your investment to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice.


TELEPHONE TRANSACTIONS

--------------------------------------------------------------------------------

      If your shares are in an account with the Transfer Agent, you may redeem them in any amount up to $50,000 or exchange them for shares in another Flag Investors fund by calling the Transfer Agent on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time). You are automatically entitled to


10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

telephone transaction privileges unless you specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application Form or at any time thereafter by completing and returning documentation supplied by the Transfer Agent.


      The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information at the time your account is opened and prior to effecting each telephone transaction. You may be required to provide additional telecopied instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will bear any liability for following instructions received by telephone that they reasonably believe to be genuine. Your telephone transaction request will be recorded.

      During periods of extreme economic or market changes, you may experience difficulty in contacting the Transfer Agent by telephone. In such event, you should make your request by mail. If you hold your shares in certificate form, you may not exchange or redeem them by telephone.



HOW TO CHOOSE THE CLASS THAT IS RIGHT FOR YOU

--------------------------------------------------------------------------------

      Your decision as to which class of the Fund's shares is best for you should be based upon a number of factors including the amount of money you intend to invest and the length of time you intend to hold your shares.

      If you choose Class A Shares, you will pay a sales charge when you buy your shares but the amount of the charge declines as the amount of your investment increases. You will pay lower expenses while you hold the shares and, except in the case of investments of $1,000,000 or more, no sales charge if you redeem them.

      If you choose Class B Shares, you will pay no sales charge when you buy your shares but your annual expenses will be higher than Class A Shares. You will pay a sales charge if you redeem your shares within six years of purchase, but the amount of the charge declines the longer you hold your shares and, at the end of six years, your shares convert to Class A Shares thus eliminating the higher expenses.

      If you choose Class C Shares, you will pay no sales charge when you buy your shares or if you redeem them after holding them for at least a year. On the other hand, expenses on Class C Shares are the same as those on Class B Shares and, since there is no conversion to Class A Shares at the end of six years, the higher expenses continue for as long as you own your shares.

      In general, if you intend to invest more than $100,000, your combined sales charges and expenses are lower with Class A Shares. If you intend to invest less than $100,000 and expect to hold your shares for more than six years, your combined sales charges and expenses are lower with Class B Shares. If you intend to buy less than $100,000 and expect to hold your shares for less than six years, your combined sales charges and expenses are lower with Class C Shares.

      Your securities dealer or servicing agent may receive different levels of compensation depending upon which class of shares you buy.

DEALER COMPENSATION

--------------------------------------------------------------------------------

      Your securities dealer is paid a commission when you buy shares and is paid a servicing fee for as long as you hold your shares.



                                      Dealer Compensation as a % of Offering Price
                                  -----------------------------------------------------
Amount of Purchase                 Class A Shares     Class B Shares     Class C Shares
-------------------------------   ----------------   ----------------   ---------------
Less  than $ 50,000 ...........         4.00%              4.00%              1.00%
$ 50,000 - $ 99,999 ...........         3.00%              4.00%              1.00%
$ 100,000 - $249,999 ..........         2.00%              4.00%              1.00%
$ 250,000 - $499,999 ..........         1.50%              4.00%              1.00%
$ 500,000 - $999,999 ..........         1.25%              4.00%              1.00%
$1,000,000 and over   .........            *               4.00%              1.00%
--------------------------------        ----               ----               ----


* Your securities dealer may be paid up to 1.00% of the Offering Price


      In addition to the commissions shown above, your securities dealer may be paid an annual fee equal to 0.25% of the value of your Class A Shares or Class B Shares and an annual fee equal to 1.00% of the value of your Class C Shares for as long as you hold them. The annual fee for the Class A and Class B Shares will begin when you buy your shares. The annual fee for the Class C Shares will begin one year after you buy your shares.


                                                                              11
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

--------------------------------------------------------------------------------


DIVIDENDS AND TAXES


--------------------------------------------------------------------------------

Dividends and Distributions

      The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of quarterly dividends. The Fund normally will distribute to shareholders any net capital gains on an annual basis.


Tax Treatment of Dividends and Distributions



      The following summary of certain federal income tax consequences affecting the Fund and its shareholders is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here is not intended as a substitute for careful tax planning. Accordingly, you are advised to consult with your tax advisor regarding specific questions.

      There is further information concerning taxes in the Statement of Additional Information.

      The Fund has been and expects to continue to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Fund qualifies for this tax treatment, it will not pay federal income tax on amounts distributed to shareholders. Unless you are otherwise exempt, you will be generally subject to federal income tax on the amounts distributed to you, regardless of whether such distributions are paid in cash or reinvested in additional shares.


      Capital gains distributions from the Fund are classified as either short-term or long-term depending upon how long the Fund held the securities it sold to generate the gains. You will be taxed on the distributions according to the category stipulated by the Fund regardless of how long you have held your Fund shares. You will be taxed on all other income distributions as ordinary income.


      Dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been paid by the Fund and received by you in the year in which the dividends were declared.


      The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.


      The sale, exchange or redemption of Fund shares is a taxable event for you.

MANAGEMENT OF THE FUND

--------------------------------------------------------------------------------

      The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, to the Fund's advisors and to the Distributor. A majority of the Directors have no affiliation with the Fund's advisors or the Distributor.


INVESTMENT ADVISOR AND SUB-ADVISOR

--------------------------------------------------------------------------------

      Investment Company Capital Corp. ("ICC" or the "Advisor") is the Fund's investment advisor and Alex. Brown Investment Management ("ABIM" or the "Sub-Advisor") is the Fund's sub-advisor. ICC is the investment advisor to other mutual funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc. These funds, together with the Fund, had approximately $7.8 billion of net assets as of August 31, 1998. ABIM is a registered investment advisor with approximately $7.0 billion under management as of August 31, 1998.


      ICC supervises and manages all of the Fund's operations. Under the Investment Advisory and Sub-Advisory Agreements, ICC delegates to ABIM certain of its duties, provided that ICC continues to supervise the performance of ABIM and report thereon to the Fund's Board of Directors. Pursuant to the terms of the Sub-Advisory Agreement, ABIM is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates. The Board has established procedures under which ABIM may allocate transactions to certain affiliates, provided that compensation on each transaction is reasonable and fair compared to the commission, fee or other remuneration received or to be received by other broker-dealers in connection with


12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

comparable transactions involving similar securities during a comparable period of time. In addition, consistent with NASD Rules, and subject to seeking the most favorable price and execution available and such other policies as the Board may determine, ABIM may consider services in connection with the sale of shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

      As compensation for providing investment advisory services to the Fund for the fiscal year ended December 31, 1997, ICC received a fee equal to 0.70% of the Fund's average daily net assets and, for the same period ICC paid ABIM a fee equal to 0.49% of the Fund's average daily net assets. ICC may from time to time voluntarily waive a portion of its fee to improve performance.

      ICC is an indirect subsidiary of Bankers Trust Corporation. ABIM is a limited partnership affiliated with the Advisor. Buppert, Behrens & Owen, Inc., a company organized and owned by three employees of ABIM, owns a 49% limited partnership interest and a 1% general partnership interest in ABIM. BT Alex. Brown Incorporated owns a 1% general partnership interest in ABIM and BT Alex. Brown Holdings owns the remaining 49% limited partnership interest.


      ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. An affiliate of ICC serves as the Fund's custodian. (See "Custodian, Transfer Agent and Accounting Services.")


      On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with ICC and sub-advisory relationship with ABIM thereafter is subject to the approval of Fund shareholders. On March 30, 1999, the Board of Directors approved, subject to shareholder approval, a new advisory agreement between ICC and the Fund and a new sub-advisory agreement among the Fund, ICC and ABIM in the event the merger is approved and completed. If the transaction is approved and completed, Deutsche Bank AG will control the operations of ICC and may be deemed to indirectly control ABIM. ICC and ABIM believe that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

      On March 11, 1999, Bankers Trust Company ("Bankers Trust"), a separate subsidiary of Bankers Trust Corporation, announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. ICC became a subsidiary of Bankers Trust Corporation in a merger that occurred after these events took place. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Separately, Bankers Trust agreed to pay a $3.5 million fine to the State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

      As a result of the plea, absent an order from the SEC, ICC and ABIM may not be able to continue to provide advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.


Portfolio Managers

      Messrs. Bruce E. Behrens and Liam D. Burke have shared primary responsibility for managing the Fund's assets since May 1, 1997. From the Fund's inception through April 30, 1997, Mr. Behrens shared that responsibility with Hobart C. Buppert, II, who remains at ABIM.

      Bruce E. Behrens -- 30 Years' Investment Experience

      Mr. Behrens has been a Vice President and a Principal of ABIM since 1981. Prior to joining ABIM, Mr. Behrens was a Senior Vice President and Principal of Corbyn Associates from 1978 to 1981 and a Vice President at Investment Counselors of Maryland from 1972 to 1978. Prior thereto, he was a Securities Analyst at Citibank from 1968 to 1972. Mr. Behrens received his B.A. from Denison University in 1966 and an M.B.A. from the University of Michigan in 1968. He is a member and past President of the Baltimore Security Analysts Society and a member of the Financial Analysts Federation.


      Liam D. Burke -- 9 Years' Investment Experience
      Mr. Burke joined ABIM in 1994 with primary responsibility as a telecommunications analyst for the Fund. Prior to joining ABIM, Mr. Burke worked as a telecommunications industry analyst at a regional broker-dealer, Ferris, Baker, Watts, Inc., from 1992 to


                                                                              13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1994 and as managing director of Frey & Co., a Baltimore-based private investment bank, from 1989 to 1992. Mr. Burke began his professional career at AT&T and spent eight years in positions that included operations, regional staff management and national account sales. He is a graduate of Georgetown University and received his MBA from The George Washington University.


DISTRIBUTOR


--------------------------------------------------------------------------------

      ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") has served as the Fund's distributor since August 31, 1997. The Distributor is a registered broker-dealer that offers distribution services to a variety of registered investment companies including other funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc. The Distributor is not affiliated with the Advisors.


      The Fund has adopted a Distribution Agreement and related Plans of Distribution with respect to the Class A Shares, the Class B Shares and the Class C Shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act. In addition, the Fund may enter into agreements with certain financial institutions, including certain banks and BT Alex. Brown Incorporated, to provide shareholder services, pursuant to which the Distributor may allocate on a proportional basis up to all of its distribution fee as compensation for such financial institutions' ongoing shareholder services. Such financial institutions may charge you separately for these services.

      As compensation for providing distribution services for the Class A Shares for the period from August 31, 1997 through December 31, 1997, the Distributor received a fee equal to 0.25% (annualized) of the Class A Shares' average daily net assets.


      As compensation for providing distribution and shareholder services for the Class B Shares for the period from August 31, 1997 through December 31, 1997, the Distributor received a distribution fee equal to 0.75% (annualized) of the Class B Shares' average daily net assets. As compensation for providing distribution and shareholder services for the Class C Shares, the Distributor receives a distribution fee equal to 0.75% and a shareholder servicing fee equal to 0.25% (annualized) of the Class C Shares' average daily net assets. The distribution fees are used to compensate the Distributor for its services and expenses in distributing the Class B Shares and the Class C Shares. The shareholder servicing fees are used to compensate the Distributor, securities dealers and servicing agents for services provided and expenses incurred in maintaining your account, responding to your inquiries and providing you with information on your investments.


      Payments under the Plans are made as described above regardless of the Distributor's actual cost of providing distribution services. If the cost of providing distribution services is less than the payments received, the Distributor may retain the unexpended portion of the distribution fee. The Advisor or the Distributor, and their respective affiliates, may make payments from their own resources to securities dealers and servicing agents. Payments by the Distributor may include additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel).

CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES

--------------------------------------------------------------------------------


      Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. As compensation for providing accounting services to the Fund for the fiscal year ended December 31, 1997, ICC received a fee equal to 0.02% of the Fund's average daily net assets. Bankers Trust acts as custodian of the Fund's assets. (See the Statement of Additional Information.)



PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

      From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return, net of the Fund's maximum sales charge imposed on Class A Shares or including the contingent deferred sales charge imposed on Class B Shares or Class C Shares redeemed at the end of the specified period covered by the total return figure, over one-, five- and ten-year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the average annual compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value, net of


14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

the maximum sales charge and other fees, according to the required standardized calculation. The standardized calculation is required by the SEC to provide consistency and comparability in investment company advertising and is not equivalent to a yield calculation.


      If the Fund compares its performance to other funds or to relevant indices, the Fund's performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield. For these purposes, the performance of the Fund, as well as the performance of such investment companies or indices, may not reflect sales charges, which, if reflected, would reduce performance results.


      The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Morningstar, Inc., independent services that monitor the performance of mutual funds. The performance of the Fund may also be compared to the Lehman Brothers Government Corporate Bond Index, the Consumer Price Index, the return on 90-day U.S. Treasury bills, the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average. The Fund may also use total return performance data as reported in the following national financial and industry publications that monitor the performance of mutual funds: Money Magazine, Forbes, Business Week, Barrons, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.


      Performance will fluctuate, and any statement of performance should not be considered as representative of the future performance of the Fund. Performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions. Any fees charged by your bank with respect to your account are not included in calculations of performance and will reduce your investment returns.


GENERAL INFORMATION

--------------------------------------------------------------------------------
Capital Shares


      The Fund is an open-end non-diversified management investment company. The Fund reorganized as a Maryland corporation on January 19, 1989 and is authorized to issue 110 million shares of capital stock, with a par value of $.001 per share. Shares of the Fund have equal rights with respect to voting. Voting rights are not cumulative, so the holders of more than 50% of the outstanding shares voting together for election of Directors may elect all the members of the Board of Directors of the Fund. In the event of liquidation or dissolution of the Fund, each share is entitled to its pro rata portion of the Fund's assets after all debts and expenses have been paid. The fiscal year-end of the Fund is December 31.

      The Board of Directors is authorized to establish additional "series" of shares of capital stock, each of which would evidence interests in a separate portfolio of securities, and separate classes of each series of the Fund. The shares offered by this Prospectus have been designated: "Flag Investors Communications Fund Class A Shares", "Flag Investors Communications Fund Class B Shares" and "Flag Investors Communications Fund Class C Shares." The Board has no present intention of establishing any additional series of the Fund but the Fund does have two other classes of shares, "Flag Investors Communications Fund Institutional Shares," which are offered by a separate prospectus and "Flag Investors Communications Fund Class D Shares," which are not currently being offered. Additional information concerning the Fund's Institutional Shares may be obtained by calling the Fund at (800) 767-FLAG. Different classes of the Fund may be offered to certain investors and holders of such shares may be entitled to certain exchange privileges not offered to other classes of shares. All classes of the Fund share a common investment objective, portfolio of investments and advisory fee, but the classes may have different distribution/service fees or sales load structures and, accordingly, the net asset value per share of classes may differ at times.



Annual Meetings


      The Fund does not expect to hold annual meetings of shareholders, unless required by Maryland law.Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting.



Reports


      You will be furnished with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, PricewaterhouseCoopers LLP.



Shareholder Inquiries


      If you have questions concerning your shares, contact the Fund at (800) 767-FLAG, the Transfer Agent at (800) 553-8080, or your securities dealer or servicing agent.



                                                                              15
--------------------------------------------------------------------------------

                   FLAG INVESTORS COMMUNICATIONS FUND, INC.
                            NEW ACCOUNT APPLICATION
--------------------------------------------------------------------------------

Make check payable to "Flag Investors Communications Fund,    For assistance in completing this Application please call: 1-800-
Inc." and mail with this Application to:                      553-8080 Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time).
  Flag Investors Funds
  P.O. Box 419663                                             To open an IRA account, please call 1-800-767-3524 for an IRA
  Kansas City, MO 64141-6663                                  information kit.
  Attn: Flag Investors Communications Fund, Inc.

I wish to purchase the following class of shares of the Fund, in the amount indicated below. (Please check the applicable box and indicate amount of purchase.)

[_] Class A Shares (4.5% maximum initial sales charge) in the amount of $_________________.
[_] Class B Shares (4.0% maximum contingent deferred sales charge) in the amount of $___________________.
[_] Class C Shares (1.0% maximum contingent deferred sales charge) in the amount of $___________________.


                                              Your Account Registration (Please Print)


Existing Account No., if any: ________________________

Individual or Joint Tenant                                    Gifts to Minors


------------------------------------------------------        ------------------------------------------------------
First Name             Initial              Last Name         Custodian's Name (only one allowed by law)


------------------------------------------------------        ------------------------------------------------------
Social Security Number                                        Minor's Name (only one)


------------------------------------------------------        -------------------------------    -----------------------------------
Joint Tenant           Initial              Last Name         Social Security Number of Minor    Minor's Date of Birth (Mo./Day/Yr.)


                                                              under the __________________ Uniform Gifts to Minors Act
                                                                        State of Residence


Corporations, Trusts, Partnerships, etc.                      Mailing Address


------------------------------------------------------        ------------------------------------------------------
Name of Corporation, Trust or Partnership                     Street


------------------------------------------------------        ------------------------------------------------------
Tax ID Number          Date of Trust                          City                                      State  Zip

                                                              (    )
------------------------------------------------------        ------------------------------------------------------
Name of Trustees (If to be included in the Registration)      Daytime Phone


------------------------------------------------------
For the Benefit of




                                                     Letter of Intent (Optional)

[_] I agree to the Letter of Intent and Escrow Agreement set forth in the accompanying prospectus. Although I am not obligated to do so, I intend to invest over a 13-month period in Class A Shares, as shown below, in an aggregate amount at least equal to:

                  [_] $50,000       [_] $100,000       [_] $250,000       [_] $500,000       [_] $1,000,000



                                                  Right of Accumulation (Optional)

List the Account numbers of other Flag Investors Funds that you or your immediate family already own that qualify for reduced sales charges.

             Fund Name                  Account No.                   Owner's Name                     Relationship
             ---------                  -----------                   ------------                     ------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                        Distribution Options

Please check the appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional shares of the same class of the Fund at no sales charge.

          Income Dividends                              Capital Gains

          [_] Reinvested in additional shares           [_] Reinvested in additional shares
          [_] Paid in Cash                              [_] Paid in Cash
Call (800) 553-8080 for information about reinvesting your dividends in other funds in the Flag Investors Family of Funds.

                                                 Automatic Investing Plan (Optional)


[_] I authorize you as Agent for the Automatic Investing Plan to automatically invest $______________ in Class A Shares or
$_________________ in Class B Shares or $________________ in Class C Shares for me, on a monthly or quarterly basis, on or about the
20th of each month or if quarterly, the 20th of January, April, July and October, and to draw a bank draft in payment of the investment against my checking account. (Bank drafts may be drawn on commercial banks only.)

Minimum Initial Investment: $250 per class
Subsequent Investments (check one):   [_] Monthly ($100 minimum per class) [_] Quarterly ($250 minimum per class)
                                                                                                       Please attach a voided check.

--------------------------------------------------    ------------------------------------------------------------------------------
Bank Name                                             Depositor's Signature                                     Date


--------------------------------------------------    ------------------------------------------------------------------------------
Existing Flag Investors Fund Account No., if any      Depositor's Signature                                     Date
                                                      (if joint acct., both must sign)


                                                Systematic Withdrawal Plan (Optional)

[_) Beginning the month of ____________, 19__ please send me checks on a monthly or quarterly basis, as indicated below, in the amount of (complete as applicable) $___________ from Class A Shares and/or $____________ from Class B Shares and/or $_____________
from Class C Shares that I own, payable to the account registration address as shown above. (Participation requires minimum account value of $10,000 per class.)

     Frequency (check one):   [_] Monthly      [_] Quarterly (January, April, July and October)


                                                       Telephone Transactions


I understand that I will automatically have telephone redemption privileges (for amounts up to $50,000) and telephone exchange privileges (with respect to other Flag Investors Funds) unless I mark one or both of the boxes below:

     No, I/We do not want:   [_] Telephone redemption privileges  [_] Telephone exchange privileges

Redemptions effected by telephone will be mailed to the address of record. If you would prefer redemptions mailed to a pre-designated bank account, please provide the following information:

 Bank: ____________________________     Bank Account No.: ___________________________

 Address: _________________________     Bank Account Name: __________________________

          _________________________




                                                Signature and Taxpayer Certification

------------------------------------------------------------------------------------------------------------------------------------
The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against your ultimate U.S. tax liability.

By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes.)
[_]  U.S. Citizen/Taxpayer:
     [_]  I certify that (1) the number shown above on this form is the correct Social Security Number or Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
     [_]  If no Tax ID Number or Social Security Number has been provided above, I have applied, or intend to apply, to the IRS or the Social Security Administration for a Tax ID Number or a Social Security Number, and I understand that if I do not provide either number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Social Security Number or Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide either number on IRS Form W-9. You may request such form by calling the Transfer Agent at 800-553-8080).
[_]  Non-U.S. Citizen/Taxpayer:
     Indicated country of residence for tax purposes:______________________________
     Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.
------------------------------------------------------------------------------------------------------------------------------------
I acknowledge that I am of legal age in the state of my residence. I have received a copy of the Fund's prospectus.
------------------------------------------------------------------------------------------------------------------------------------
The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------    --------------------------------------------------------------------------------
Signature                           Date            Signature (if joint acct., both must sign)                       Date

====================================================================================================================================
For Dealer Use Only

Dealer's Name: ____________________________________________     Dealer Code: _____________________________________________________

Dealer's Address: _________________________________________     Branch Code: _____________________________________________________

                  _________________________________________

Representative: ___________________________________________     Rep. No.: ________________________________________________________



--------------------------------------------------------------------------------

                    FLAG INVESTORS COMMUNICATIONS FUND, INC.

                     (Class A, Class B and Class C Shares)



                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202



              Sub-Advisor                               Distributor
   ALEX. BROWN INVESTMENT MANAGEMENT              ICC DISTRIBUTORS, INC.
           One South Street                         Two Portland Square
       Baltimore, Maryland 21202                   Portland, Maine 04101


          Transfer Agent                         Independent Accountants
 INVESTMENT COMPANY CAPITAL CORP.              PRICEWATERHOUSECOOPERS LLP
         One South Street                         250 West Pratt Street
     Baltimore, Maryland 21202                  Baltimore, Maryland 21201
          1-800-553-8080


            Custodian                                  Fund Counsel
     BANKERS TRUST COMPANY                     MORGAN, LEWIS & BOCKIUS LLP
      130 Liberty Street                            1701 Market Street
    New York, New York 10006                 Philadelphia, Pennsylvania 19103
--------------------------------------------------------------------------------



                                                                       COMMPRS
                                                                            4/99

--------------------------------------------------------------------------------


                                [GRAPHIC OMITTED]

                            COMMUNICATIONS FUND, INC.


                             (Institutional Shares)
             (formerly, Flag Investors Telephone Income Fund, Inc.)



                   Prospectus & Application -- May 1, 1998, as
                      supplemented through March 31, 1999
--------------------------------------------------------------------------------


This mutual fund (the "Fund") is designed to maximize total return. The Fund will seek to achieve this objective through a combination of long-term growth of capital and, to a lesser extent, current income. In seeking to achieve this objective, the Fund invests primarily in common stock, securities convertible thereto and debt obligations of companies in the communications field.


Flag Investors Institutional Shares of the Fund ("Institutional Shares") are available through your securities dealer or the Fund's transfer agent and may be purchased only by eligible institutions, certain qualified retirement plans, or investment advisory affiliates of BT Alex. Brown Incorporated ("BT Alex. Brown"). (See "How to Buy Institutional Shares.")


This Prospectus sets forth basic information that you should know about the Fund prior to investing. You should retain it for future reference. A Statement of Additional Information dated May 1, 1998 has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference. It is available upon request and without charge by calling the Fund at (800) 767-FLAG.

TABLE OF CONTENTS


Fee Table ..................................     1
Financial Highlights .......................     2
Investment Program .........................     4
Investment Restrictions ....................     6
The Fund's Net Asset Value .................     6
How to Buy Institutional Shares ............     6
How to Redeem Institutional Shares .........     7
Telephone Transactions .....................     7
Dividends and Taxes ........................     7
Management of the Fund .....................     8
Investment Advisor and Sub-Advisor .........     8
Distributor ................................    10
Custodian, Transfer Agent and
   Accounting Services .....................    10
Performance Information ....................    10
General Information ........................    11
Application ................................    A-1


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


Flag Investors Funds
P.O. Box 515
Baltimore, Maryland 21203

--------------------------------------------------------------------------------
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

FEE TABLE
--------------------------------------------------------------------------------
Shareholder Transaction Expenses:


Maximum Sales Charge Imposed on Purchases ...................................    None
Maximum Sales Charge Imposed on Reinvested Dividends ........................    None
Maximum Deferred Sales Charge ...............................................    None

Annual Fund Operating Expenses (as a percentage of average daily net assets):
Management Fees .............................................................   0.63%
12b-1 Fees ..................................................................    None
Other Expenses ..............................................................   0.18%
                                                                                -----
Total Fund Operating Expenses ...............................................   0.81%
                                                                                =====


Example:                                                    1 Year     3 Years
---------------------------------------------------------   --------   --------
You would pay the following expenses on a $1,000 invest-
ment, assuming (1) 5% annual return and (2) redemption at
the end of each time period: ............................      $8        $26

The Expenses and Example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

     The purpose of the above table is to describe the various costs and expenses that you will bear indirectly when you invest in Institutional Shares. If you purchase Institutional Shares through a financial institution, you may be charged separate fees by that institution.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The Fund has offered the Institutional Shares since February 26, 1998. However, the Fund has offered Class A Shares since January 18, 1984. Historical financial information is not fully applicable to the Institutional Shares because the expenses paid by the Fund in the past differ from those the Institutional Shares will incur. (See "Fee Table.") Nevertheless, historical information about the Fund may be useful to investors if they take into account the differences in expenses. Accordingly, the financial highlights included in the following table are a part of the Fund's financial statements for the Class A Shares for the periods indicated and have been audited by PricewaterhouseCoopers LLP, independent accountants. The financial statements and financial highlights for the Class A Shares for the year ended December 31, 1997 and the report thereon of PricewaterhouseCoopers LLP are included in the Statement of Additional Information. Additional performance information for the Class A Shares is contained in the Fund's Annual Report for the fiscal year ended December 31, 1997, which can be obtained at no charge by calling the Fund at (800) 767-FLAG.



(For a share outstanding throughout each year)
--------------------------------------------------------------------------------

                                                    ---------------------------------------------------------
                                                    ---------------------------------------------------------
                                                      1997          1996            1995               1994
                                                    --------      --------        --------           --------
Per Share Operating Performance:
 Net asset value at beginning of year .........     $  15.59      $  14.87        $  12.30           $  13.70
                                                    --------      --------        --------           --------

Income from Investment Operations:
 Net investment income ........................         0.27          0.27            0.40               0.41
 Net realized and unrealized gain/(loss)
   on investments .............................         5.41          1.67            3.58              (1.27)
                                                    --------      --------        --------           --------
 Total from Investment Operations .............         5.68          1.94            3.98              (0.86)
                                                    --------      --------        --------           --------

Less Distributions:
 Dividends from net investment income and net
   realized short-term gains ..................        (0.40)        (0.38)          (0.41)             (0.44)
 Distributions from net realized mid-term and
   long-term gains ............................        (1.50)        (0.84)          (1.00)             (0.10)
                                                    --------      --------        --------           --------
 Total distributions ..........................        (1.90)        (1.22)          (1.41)             (0.54)
                                                    --------      --------        --------           --------
 Net asset value at end of year ...............     $  19.37      $  15.59        $  14.87           $  12.30
                                                    ========      ========        ========           ========
Total Return(3) ...............................        37.36%        13.46%          33.44%             (6.32)%

Ratios to Average Daily Net Assets:
 Expenses .....................................         1.11%         1.14%           0.93%(4)           0.92%(4)
 Net investment income ........................         1.07%         1.74%           2.85%(5)           3.14%(5)

Supplemental Data:
 Net assets at end of year (000) ..............     $622,865      $505,371        $492,454           $435,805
 Portfolio turnover rate ......................           26%           20%             24%                23%
 Average commissions per share(6) .............     $ 0.0598      $ 0.0696              --                 --

-----------
(1) Restated for two-for-one stock split, effected in the form of a stock dividend to shareholders of record on October 27, 1989.
(2) Investment Company Capital Corp. became Investment Advisor to the Fund on January 19, 1989.
(3) Total return excludes the effect of sales charge.
(4) Without the waiver of advisory fees, the ratio of expenses to average daily net assets would have been 0.99%, 0.99%, 0.98%, 1.07%, 1.17%, 1.13% and
    1.07% for the years ended December 31, 1995, 1994, 1993, 1992, 1991, 1990 and 1989, respectively.
(5) Without the waiver of advisory fees, the ratio of net investment income to average daily net assets would have been 2.79%, 3.07%, 3.06%, 3.66%, 4.13%, 4.32% and 4.28% for the years ended December 31, 1995, 1994, 1993, 1992,
    1991, 1990 and 1989, respectively.
(6) Disclosure is required for fiscal years beginning after September 1, 1995. Represents average commission rate per share charged to the Fund on purchases and sales of investments during the period.

FINANCIAL HIGHLIGHTS(concluded)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
           Class A Shares
----------------------------------------------------------------------------------------------------------
   For the Year Ended December 31,
----------------------------------------------------------------------------------------------------------
       1993               1992               1991               1990             1989(1)(2)        1988(1)
     --------           --------           --------           --------           --------         --------

     $  12.20           $  11.28           $   9.57           $  10.98           $   8.24         $   7.50
     --------           --------           --------           --------           --------         --------


         0.42               0.42               0.45               0.46               0.52             0.46

         1.78               0.93               1.74              (1.29)              3.38             0.97
     --------           --------           --------           --------           --------         --------
         2.20               1.35               2.19              (0.83)              3.90             1.43
     --------           --------           --------           --------           --------         --------

        (0.42)             (0.42)             (0.46)             (0.45)             (0.52)           (0.46)

        (0.28)             (0.01)             (0.02)             (0.13)             (0.64)           (0.23)
     --------           --------           --------           --------           --------         --------
        (0.70)             (0.43)             (0.48)             (0.58)             (1.16)           (0.69)
     --------           --------           --------           --------           --------         --------
     $  13.70           $  12.20           $  11.28           $   9.57           $  10.98         $  8.24
     ========           ========           ========           ========           ========         ========
        18.12%             12.35%             23.08%             (7.55)%            48.86%           19.90%


         0.92%(4)           0.92%(4)           0.92%(4)           0.92%(4)           0.93%(4)         0.92%
         3.12%(5)           3.81%(5)           4.38%(5)           4.54%(5)           4.41%(5)         5.35%

     $469,163           $307,641           $238,571           $177,963           $162,449         $102,483
           14%                 6%                 7%                 2%                27%              11%
           --                 --                 --                 --                 --               --

INVESTMENT PROGRAM
--------------------------------------------------------------------------------

Investment Objective, Policies and Risk
Considerations


      The Fund's investment objective is to maximize total return. The Fund will seek to achieve this objective through a combination of long-term growth of capital and, to a lesser extent, current income. In seeking this objective, the Fund invests primarily in common stock, securities convertible thereto and debt obligations of companies in the communications field. For this purpose, companies would be considered to be in the "communications field" if they were engaged in the research, development, manufacture or sale of communications services, technology, equipment or products. Effective communication through the transmission of voice, pictures and data is becoming increasingly important and the communications field now embraces a wide variety of products and services, such as local and long distance telephone service, wireless service (e.g., cellular telephone or paging services), video, telecommunications equipment, media, and information technology. There can be no assurance that the Fund's investment objective will be met. Concentration in the communications field will subject the Fund to the risks associated with that field (e.g., regulatory and technological change) and may result in greater fluctuation in the Fund's net asset value than is experienced in less concentrated portfolios. The Fund will be non-diversified for purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act") which means that the performance of one or a small number of portfolio holdings can affect overall performance more than would otherwise be the case.

      The Fund's investment advisors believe that investing in a portfolio of securities of companies in the communications field affords an attractive opportunity for achieving the Fund's investment objective. The Fund's emphasis is investment in companies offering products and services that both support traditional communications and facilitate new information-based applications. Information technology combines data processing and telecommunications to support more efficient and economical business processes and consumer activities. The rapidly improving performance and declining cost of transmission have helped the global expansion of information technology. For example, businesses have an increasing need to connect to remote users such as employees, suppliers and customers. Customers are increasingly relying on telephone-based applications like on-line banking and shopping to save time and money.

      Worldwide telecommunications market expansion will create opportunities for established and emerging providers of telecommunications products and services. Although new, high growth technologies are being adopted at an increasing rate, commercial acceptance still lags the introduction of new products and services. Traditional communications companies, such as telephone companies, are positioned to serve the existing and developing needs of their customer base with a combination of current and new offerings. Evolving user requirements have also led to the development of separate industry segments, outside the local telephone and long distance businesses, which enable non-traditional telecommunications providers a chance to benefit from the growing worldwide demand for voice, data and video services.

      Under normal market conditions at least 65% of the Fund's total assets will be invested in common stock, securities convertible thereto and debt obligations of companies in the communications field, as defined above. Depending on the circumstances, the Fund may temporarily and for defensive purposes invest up to 100% of its net assets in money market instruments and in other income-producing securities.

      In general, the Fund will invest in investment grade debt obligations that are rated, at the time of purchase, BBB or higher by Standard and Poor's Ratings Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, determined to be of comparable quality by the Fund's investment advisors, under criteria approved by the Fund's Board of Directors. Investment grade securities (securities rated BBB or higher by S&P or Baa or higher by Moody's) are generally thought to provide the highest credit quality and the smallest risk of default. Securities rated BBB by S&P or Baa by Moody's have speculative characteristics. Up to 10% of the Fund's total assets (measured at the time of the investment) may be invested in lower quality debt obligations (securities rated BB or lower by S&P or Ba or lower by Moody's and unrated securities of comparable quality). Securities that were investment grade at the time of purchase but are subsequently downgraded to BB/Ba or lower will be included in the 10% category. In the event any security owned by the Fund is downgraded, the Fund's investment advisors will review the situation and take appropriate action, but will not be automatically required to sell any such security. If such a downgrade causes the 10% limit to be exceeded, the Fund will be precluded from investing further in debt obligations that are below investment grade. (See "Investments in Non-Investment Grade Securities" below.)

Investments in Non-Investment Grade Securities

      Lower rated debt obligations, also known as "junk bonds," are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. Securities in the lowest rating category that the Fund may purchase (securities rated C by either S&P or Moody's) may present a particular risk of default, or may be in default or arrears in the payment of principal and interest. In addition, C-rated securities may be regarded as having extremely poor prospects of ever attaining any real investment standing. Yields and market values of these bonds will fluctuate over time reflecting changing interest rates and the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline in value, regardless of prevailing interest rates. Accordingly, adverse economic developments, including a recession or substantial period of rising interest rates, may disrupt the high-yield bond market, affecting both the value and liquidity of such bonds. The market prices of these securities may fluctuate more than those of higher rated securities, and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. An economic downturn could adversely affect the ability of issuers of such bonds to make payments of principal and interest to a greater extent than issuers of higher rated bonds might be affected. The ratings categories of S&P and Moody's are described more fully in the Appendix to the Statement of Additional Information.

      The following table provides a summary of ratings assigned by S&P to debt obligations in the Fund's portfolio. These figures are dollar-weighted averages of month-end portfolio holdings during the fiscal year ended December 31, 1997, presented as a percentage of total investments. These percentages are historical and are not necessarily indicative of the quality of current or future portfolio holdings, which may vary.



                                   S&P
                         Rating          Average
                         ------          -------
                          AAA             1.68%
                          AA              0.00%
                          A               0.00%
                          BBB             0.00%
                          BB              0.88%
                          B               0.00%
                          Unrated         0.00%


Investments in Repurchase Agreements

      The Fund may agree to purchase U.S. Government securities from creditworthy financial institutions, such as banks or broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Default by or bankruptcy proceedings with respect to the seller may expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations.

Investment in Securities of Foreign Issuers

      From time to time, the Fund may invest in American Depositary Receipts ("ADRs"), which are interests in securities of foreign companies, and up to 10% of the Fund's total assets in debt and equity securities of issuers not publicly traded in the United States, when the Fund's investment advisors believe that such investments provide good opportunities for achieving income and capital gains without undue risk.


Loans of Portfolio Securities

      The Fund has the right to lend portfolio securities to approved institutional borrowers for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral, or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be a risk of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund's custodian or another affiliate may act as securities lending agent.


Other Investments

      The Fund may write covered call options if each such option is traded on a national securities exchange (and may purchase calls in related closing transactions). The Fund may also invest in securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities") that have been determined to be liquid by the Fund's advisors under standards approved by the Fund's Board of Directors, and may invest up to 10% of its net assets in Rule 144A Securities that are illiquid (see "Investment Restrictions" in the Statement of Additional Information). Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.


Year 2000 Issues

      The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. The Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and has received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Fund. The Fund and its shareholders may experience losses if these assurances prove to be incorrect or if issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others, with which the Fund does business experience difficulties as a result of year 2000 issues.


INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

      The following investment restriction is a matter of fundamental policy and may not be changed without shareholder approval. Accordingly, the Fund will not invest less than 65% of its total assets in the communications field, except as described in this Prospectus (otherwise the Fund will not concentrate more than 25% of its total assets in securities of issuers in any industry).

      The Fund is subject to further investment restrictions that are set forth in the Statement of Additional Information.


THE FUND'S NET ASSET VALUE
--------------------------------------------------------------------------------

      The following sections describe how to buy and redeem shares of the Fund.

      The price you pay or receive is based on the Fund's net asset value per share. The net asset value per share of a class is determined on each business day as of the close of trading on the New York Stock Exchange (ordinarily 4:00 p.m. Eastern Time). It is calculated by subtracting the liabilities attributable to a class from its proportionate share of the Fund's assets and dividing the result by the outstanding shares of the class.

      In valuing the Fund's assets, its investments are priced at their market value which is normally based on current prices but which may be determined according to "fair value" procedures approved by the Fund's Board of Directors.

      You may buy or redeem shares on any day on which the New York Stock Exchange is open for business (a "Business Day"). If your order is entered before the net asset value per share is determined for that day, the price you pay or receive will be based on that day's net asset value per share. If your order is entered after the net asset value per share is determined for that day, the price you pay or receive will be based on the next Business Day's net asset value per share.


HOW TO BUY INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

      You may buy Institutional Shares if you are any of the following:

      o An eligible institution (e.g., a financial institution, corporation, investment counselor, trust, estate or educational, religious or charitable institution).

      o A qualified retirement plan with assets of at least $75 million.

      o An investment advisory affiliate of BT Alex. Brown purchasing shares for the accounts of your investment advisory clients.

      You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund. The Application Form, which includes instructions, is attached to this Prospectus.

      Your purchase order may not be accepted if the sale of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.


Investment Minimums

      If you are an eligible institution, your initial investment must be at least $500,000. There are no minimum initial investments for qualified retirement plans or investment advisory affiliates of BT Alex. Brown. There are no minimums for subsequent investments.

Purchases by Exchange

      You may exchange Institutional shares of any other Flag Investors fund for an equal dollar amount of Institutional Shares of the Fund. The Fund may modify or terminate this offer of exchange at any time on 60 days' prior written notice to shareholders.

      You may request an exchange through your securities dealer or your servicing agent. Contact them for details on how to enter your order. If your Institutional

Shares are in an account with the Fund's Transfer Agent, you may also request an exchange directly through the Transfer Agent by express mail or telephone.

Other Information

      In the interest of economy and convenience and because of the operating procedures for the Institutional Shares, certificates representing such shares will not be issued.


HOW TO REDEEM INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

      You may redeem your shares through your securities dealer or your servicing agent. Contact them for details on how to enter your order. If your shares are in an account with the Fund, you may also redeem them by contacting the Transfer Agent by telephone (if you are redeeming less than $500,000). You will be paid for redeemed shares by wire transfer of funds to your securities dealer, servicing agent or bank upon receipt of a duly authorized redemption request as promptly as feasible and, under most circumstances, within three Business Days.

      Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be remitted by wire to your securities dealer, servicing agent or bank.

      If you redeem sufficient shares to reduce your investment to $500 or less, the Fund has the power to redeem the remaining shares after giving you 60 days' notice.


TELEPHONE TRANSACTIONS
--------------------------------------------------------------------------------

      If your shares are in an account with the Transfer Agent, you may redeem them in any amount up to $500,000 or exchange them for Institutional Shares of another Flag Investors fund by calling the Transfer Agent on any Business Day between the hours of 8:30 a.m. and 5:30 p.m. (Eastern Time). You are automatically entitled to telephone transaction privileges unless you specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the Application Form or at any time thereafter by completing and returning documentation supplied by the Transfer Agent.

      The Fund and the Transfer Agent will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures include requiring you to provide certain personal identification information at the time your account is opened and prior to effecting each telephone transaction. You may be required to provide additional telecopied instructions. If these procedures are employed, neither the Fund nor the Transfer Agent will bear any liability for following instructions received by telephone that they reasonably believe to be genuine. Your telephone transaction request will be recorded.

      During periods of extreme economic or market changes, you may experience difficulty in contacting the Transfer Agent by telephone. In such event, you should make your request by express mail or facsimile. (See "How to Buy Institutional Shares -- Purchases by Exchange" and "How to Redeem Institutional Shares.")


DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

Dividends and Distributions


      The Fund's policy is to distribute to shareholders substantially all of its taxable net investment income in the form of quarterly dividends. The Fund normally will distribute to shareholders any net capital gains on an annual basis.

      Unless you elect otherwise, all income dividends and net capital gains distributions will be reinvested in additional Institutional Shares at net asset value. You may elect to terminate automatic reinvestment by giving written notice to the Transfer Agent, either directly or through your securities dealer or servicing agent, at least five days before the next date on which dividends or distributions will be paid.

Tax Treatment of Dividends and Distributions

      The following summary of certain federal income tax consequences affecting the Fund and its shareholders is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here is not intended as a substitute for careful tax planning. Accordingly, you are advised to consult with your tax advisor regarding specific questions.

      The Statement of Additional Information sets forth further information concerning taxes.

      The Fund has been and expects to continue to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Fund qualifies for this tax treatment, it will not pay federal income tax on amounts distributed to shareholders. Unless you are otherwise exempt, you will be generally subject to federal income tax on the amounts distributed to you, regardless of whether such distributions are paid to you in cash or reinvested in additional Institutional Shares.

      Capital gains distributions from the Fund are classified as either short-term or long-term depending upon how long the Fund held the securities it sold to generate the gains. You will be taxed on the distributions according to the category stipulated by the Fund regardless of how long you have held your Fund shares. You will be taxed on all other income distributions as ordinary income. If you are a corporate shareholder, you may be entitled to the dividends received deduction on a portion of dividends received from the Fund. You will be advised annually as to the federal income tax status of all distributions.

      Dividends declared payable to shareholders of record in December of one year, but paid in January of the following year, will be deemed for tax purposes to have been paid by the Fund and received by you in the year in which the dividends were declared.

      The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

      The sale, exchange or redemption of Institutional Shares is a taxable event for you.


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

      The overall business and affairs of the Fund are managed by its Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, sub-advisor, distributor, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Fund's executive officers, to the Fund's investment advisors and its distributor. A majority of the Directors are not affiliated with the Fund's investment advisors or its distributor.


INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------------------------------------------------

      Investment Company Capital Corp. ("ICC" or the "Advisor") is the Fund's investment advisor and Alex. Brown Investment Management ("ABIM" or the "Sub-Advisor") is the Fund's sub-advisor. ICC is the investment advisor to mutual funds with approximately $7.8 billion of net assets as of August 31, 1998. In addition to this Fund, these include other funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc. ABIM is a registered investment advisor with approximately $7.0 billion under management as of August 31, 1998.

      Pursuant to the terms of the Investment Advisory Agreement, ICC supervises and manages all of the Fund's operations. Under the Investment Advisory and Sub-Advisory Agreements, ICC delegates to ABIM certain of its duties, provided that ICC continues to supervise the performance of ABIM and report thereon to the Fund's Board of Directors. Pursuant to the terms of the Sub-Advisory Agreement, ABIM is responsible for decisions to buy and sell securities for the Fund, for broker-dealer selection, and for negotiation of commission rates. The Board has established procedures under which ABIM may allocate transactions to certain affiliates, provided that compensation to such affiliates on each transaction is reasonable and fair compared to the commission, fee or other remuneration received or to be received by other broker-dealers in connection with comparable transactions involving similar securities during a comparable period of time. In addition, consistent with NASD Rules, and subject to seeking the most favorable price and execution available and such other policies as the Board may determine, ABIM may consider services in connection with the sale of shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

      As compensation for providing investment advisory services to the Fund for the fiscal year ended December 31, 1997, ICC received a fee equal to 0.70% of the Fund's average daily net assets and from such fee paid ABIM a sub-advisory fee equal to 0.49% of the Fund's average daily net assets. ICC may from time to time voluntarily waive a portion of its fee to improve performance.

      ICC is an indirect subsidiary of Bankers Trust Corporation. ABIM is a limited partnership affiliated with the Advisor. Buppert, Behrens & Owen, Inc., a company organized and owned by three employees of ABIM, owns a 49% limited partnership interest and a 1% general partnership interest in ABIM. BT Alex. Brown owns a 1% general partnership interest in ABIM and BT Alex. Brown Holdings, Inc. owns the remaining 49% limited partnership interest.

      ICC also serves as the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. An affiliate of ICC serves as the Fund's custodian. (See "Custodian, Transfer Agent and Accounting Services.")

      On November 30, 1998, Bankers Trust Corporation entered into an Agreement and Plan of Merger with Deutsche Bank AG under which Bankers Trust Corporation would merge with and into a subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance. The transaction is contingent upon various regulatory approvals, and continuation of the Fund's advisory relationship with ICC and sub-advisory relationship with ABIM thereafter is subject to the approval of Fund shareholders. On March 30, 1999, the Board of Directors approved, subject to shareholder approval, a new advisory agreement between ICC and the Fund and a new sub-advisory agreement among the Fund, ICC and ABIM in the event the merger is approved and completed. If the transaction is approved and completed, Deutsche Bank AG will control the operations of ICC and may be deemed to indirectly control ABIM. ICC and ABIM believe that, under this new arrangement, the services provided to the Fund will be maintained at their current level.

      On March 11, 1999, Bankers Trust Company ("Bankers Trust"), a separate subsidiary of Bankers Trust Corporation, announced that it had reached an agreement with the United States Attorney's Office in the Southern District of New York to resolve an investigation concerning inappropriate transfers of unclaimed funds and related record-keeping problems that occurred between 1994 and early 1996. ICC became a subsidiary of Bankers Trust Corporation in a merger that occurred after these events took place. Pursuant to its agreement with the U.S. Attorney's Office, Bankers Trust pleaded guilty to misstating entries in the bank's books and records and agreed to pay a $60 million fine to federal authorities. Separately, Bankers Trust agreed to pay a $3.5 million fine to the

State of New York. The events leading up to the guilty pleas did not arise out of the investment advisory or mutual fund management activities of Bankers Trust or its affiliates.

      As a result of the plea, absent an order from the SEC, ICC and ABIM may not be able to continue to provide advisory services to the Fund. The SEC has granted a temporary order to permit Bankers Trust and its affiliates to continue to provide investment advisory services to registered investment companies. There is no assurance that the SEC will grant a permanent order.

Portfolio Managers

      Messrs. Bruce E. Behrens and Liam D. Burke have shared primary responsibility for managing the Fund's assets since May 1, 1997. From the Fund's inception through April 30, 1997, Mr. Behrens shared that responsibility with Hobart C. Buppert, II, who remains at ABIM.

      Bruce E. Behrens -- 30 Years' Investment Experience

      Mr. Behrens has been a Vice President and a Principal of ABIM since 1981. Prior to joining ABIM, Mr. Behrens was a Senior Vice President and Principal of Corbyn Associates from 1978 to 1981 and a Vice President at Investment Counselors of Maryland from 1972 to 1978. Prior thereto, he was a Security Analyst at Citibank from 1968 to 1972. Mr. Behrens received his B.A. from Denison University in 1966 and an M.B.A. from the University of Michigan in 1968. He is a member and past President of the Baltimore Security Analysts Society and a member of the Financial Analysts Federation.

      Liam D. Burke -- 9 Years' Investment Experience

      Mr. Burke joined ABIM in 1994 with primary responsibility as a telecommunications analyst for the Fund. Prior to joining ABIM, Mr. Burke worked as a telecommunications industry analyst at a regional broker-dealer, Ferris, Baker, Watts, Inc., from 1992 to 1994 and as managing director of Frey & Co., a Baltimore-based private investment bank, from 1989 to 1992. Mr. Burke began his professional career at AT&T and spent eight years in positions that included operations, regional staff management and national account sales. He is a graduate of Georgetown University and received his MBA from The George Washington University.

DISTRIBUTOR
--------------------------------------------------------------------------------


      ICC Distributors, Inc. ("ICC Distributors" or the "Distributor") serves as distributor of each class of the Fund's shares. ICC Distributors receives no compensation for distributing the Institutional Shares. ICC Distributors is a registered broker-dealer that offers distribution services to a variety of registered investment companies including other funds in the Flag Investors family of funds and BT Alex. Brown Cash Reserve Fund, Inc. ICC Distributors is not affiliated with either the Advisor or the Sub-Advisor.

      ICC Distributors bears all expenses associated with advertisements, promotional materials, sales literature and printing and mailing prospectuses to other than Fund shareholders. The Advisor or its affiliates may make payments from their own resources to securities dealers and servicing agents.


CUSTODIAN, TRANSFER AGENT AND ACCOUNTING SERVICES
--------------------------------------------------------------------------------

      Investment Company Capital Corp. is the Fund's transfer and dividend disbursing agent and provides accounting services to the Fund. As compensation for providing accounting services to the Fund for the fiscal year ended December 31, 1997, ICC received a fee equal to 0.02% of the Fund's average daily net assets. Bankers Trust acts as custodian of the Fund's assets. (See the Statement of Additional Information.)


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one-, five- and ten-year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the average annual compounded rates of return over such periods that would equate an assumed initial investment of $1,000 to the ending redeemable value according to the required standardized calculation. The standardized calculation is required by the SEC to provide consistency and comparability in investment company advertising and is not equivalent to a yield calculation. If the Fund compares its performance to other funds or to relevant indices, the Fund's performance will be stated in the same terms in which such comparative data and indices are stated, which is normally total return rather than yield.

      The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Morningstar, Inc., independent services that monitor the performance of mutual funds. The performance of the Fund may also be compared to the Lehman Brothers Government Corporate Bond Index, the Consumer Price Index, the return on 90-day U.S. Treasury bills, the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average. The Fund may also use total return performance data as reported in the following national financial and industry publications that monitor the performance of mutual funds: Money Magazine, Forbes, Business Week, Barrons, Investor's Daily, IBC/Donoghue's Money Fund Report and The Wall Street Journal.

      Performance will fluctuate, and any statement of performance should not be considered as representative of the future performance of the Fund. Performance is generally a function of the type and quality of instruments held by the Fund, operating expenses and market conditions. Any fees charged by your bank with respect to accounts through which your Institutional Shares may be purchased, although not included in calculations of performance, will reduce your performance results.

GENERAL INFORMATION
--------------------------------------------------------------------------------
Capital Shares

      The Fund is an open-end non-diversified management investment company. The Fund reorganized as a Maryland corporation on January 19, 1989 and is authorized to issue 110 million shares of capital stock, with a par value of $.001 per share. Shares of the Fund have equal rights with respect to voting. Voting rights are not cumulative, so the holders of more than 50% of the outstanding shares voting together for election of Directors may elect all the members of the Board of Directors of the Fund. In the event of liquidation or dissolution of the Fund, each share is entitled to its pro rata portion of the Fund's assets after all debts and expenses have been paid. The fiscal year-end of the Fund is December 31.

      The Board of Directors is authorized to establish additional series of shares of capital stock, each of which would evidence interests in a separate portfolio of securities, and separate classes of each series of the Fund. The shares offered by this Prospectus have been designated "Flag Investors Communications Fund Institutional Shares." The Board has no present intention of establishing any additional series of the Fund but the Fund has three other classes of shares, "Flag Investors Communications Fund Class A Shares" and "Flag Investors Communications Fund Class B Shares," which are offered by a separate prospectus and "Flag Investors Communications Fund Class D Shares," which are not currently being offered. Additional information concerning the Fund's Class A and Class B Shares may be obtained by calling the Fund at (800) 767-FLAG. Different classes of the Fund may be offered to certain investors and holders of such shares may be entitled to certain exchange privileges not offered to Institutional Shares. All classes of the Fund share a common investment objective, portfolio of investments and advisory fee, but to the extent the classes have different distribution/service fees or sales load structures, performance may differ.


Annual Meetings

      The Fund does not expect to hold annual meetings of shareholders, unless required by Maryland law. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting.


Reports

      You will be furnished with semi-annual reports containing information about the Fund and its operations, including a list of investments held in the Fund's portfolio and financial statements. The annual financial statements are audited by the Fund's independent accountants, PricewaterhouseCoopers LLP.


Shareholder Inquiries

      If you have any questions concerning your Institutional Shares, contact the Fund at (800) 767-FLAG, the Transfer Agent at (800) 553-8080, or your securities dealer or servicing agent.

                   FLAG INVESTORS COMMUNICATIONS FUND, INC.
                            (INSTITUTIONAL SHARES)
                            NEW ACCOUNT APPLICATION
--------------------------------------------------------------------------------

Make check payable to "Flag Investors Communications    For assistance in completing this Application please call: 1-800-
Fund, Inc. and mail with this Application to:           553-8080  Monday through Friday, 8:30 a.m. to 5:30 p.m. (Eastern Time)
  Flag Investors Funds
  330 West 9th Street, First Floor
  Kansas City, MO 64105
  Attn: Flag Investors Communications Fund, Inc.
If you are paying by check, make check payable to "Flag Investors Communications Fund, Inc." and mail with this Application. If you are paying by wire, see instructions below.
------------------------------------------------------------------------------------------------------------------------------------
                                               Your Account Registration (Please Print)
------------------------------------------------------------------------------------------------------------------------------------

Name on Account                                                         Mailing Address

----------------------------------------------------------------        ------------------------------------------------------------
Name of Corporation, Trust or Partnership                               Name of Individual to Receive Correspondence

----------------------------------------------------------------        ------------------------------------------------------------
Tax ID Number                                                           Street

[ ] Corporation  [ ] Partnership  [ ] Trust                             ------------------------------------------------------------
                                                                        City                         State     Zip
[ ] Non-Profit or Charitable Organization [ ] Other_____________
                                                                        (   )
If a Trust, please provide the following:                               ------------------------------------------------------------
                                                                        Daytime Phone

------------------------------------------------------------------------------------------------------------------------------------
Date of Trust                                          For the Benefit of

------------------------------------------------------------------------------------------------------------------------------------
Name of Trustees (If to be included in the Registration)

------------------------------------------------------------------------------------------------------------------------------------
                                                         Initial Investment
------------------------------------------------------------------------------------------------------------------------------------
Indicate the amount to be invested and the method of payment:
___ A. By Mail: Enclosed is a check in the amount of $___________  payable to Flag Investors Communications Fund, Inc.

___ B. By Wire: A bank wire in the amount of $___________ has been sent from ______________________  __________________________
                                                                                 Name of Bank            Wire Control Number

       Wire Instructions
              Follow the instructions below to arrange for a wire transfer for initial investment:

              o Send completed Application by overnight carrier to Flag Investors Funds at the address listed above.

              o Call 1-800-553-8080 to obtain new investor's Fund account number.

              o Wire payment of the purchase price to Investors Fiduciary Trust
                Company ("IFTC"), as follows:
                IFTC
                a/c Flag Investors Funds
                Acct. # 7519206
                ABA # 1010-0362-1
                Kansas City, Missouri 64105

              Please include the following information in the wire:
              o Flag Investors Communications Fund, Inc. -- Institutional Shares
              o The amount to be invested
              o "For further credit to _____________________________________."
                                         (Investor's Fund Account Number)

--------------------------------------------------------------------------------
                              Distribution Options
--------------------------------------------------------------------------------

Please check appropriate boxes. If none of the options are selected, all distributions will be reinvested in additional Institutional Shares of the Fund.

    Income Dividends                         Capital Gains
    [ ] Reinvested in additional shares      [ ] Reinvested in additional shares
    [ ] Paid in cash                         [ ] Paid in cash
--------------------------------------------------------------------------------
                             Telephone Transactions
--------------------------------------------------------------------------------

I understand that I will automatically have telephone redemption privileges (for amounts up to $500,000) and exchange privileges (with respect to Institutional Shares of other Flag Investors Funds) unless I mark one or both of the boxes below:

 No, I do not want: [ ] Telephone redemption privileges [ ] Telephone exchange privileges

                    Redemptions effected by telephone will be
                   wired to the bank account designated below.
--------------------------------------------------------------------------------
           Bank Account Designation (This Section Must Be Completed)
--------------------------------------------------------------------------------

Please attach a blank, voided check to provide account and bank routing information.

--------------------------------------------------------------------------------
Name of Bank                    Branch

--------------------------------------------------------------------------------
Bank Address                    City/State/Zip

--------------------------------------------------------------------------------
Name(s) on Account

--------------------------------------------------------------------------------
Account Number                  A.B.A. Number
                                                                             A-1

--------------------------------------------------------------------------------
                    Acknowledgment, Certificate and Signature
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The Fund may be required to withhold and remit to the U.S. Treasury 31% of any taxable dividends, capital gains distributions and redemption proceeds paid to any individual or certain other non-corporate shareholders who fail to provide the information and/or certifications required below. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

By signing this Application, I hereby certify under penalties of perjury that the information on this Application is complete and correct and that as required by federal law: (Please check applicable boxes)
[ ] U.S. Citizen/Taxpayer:
    [ ] I certify that (1) the number shown above on this form is the correct
        Tax ID Number and (2) I am not subject to any backup withholding either because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.
    [ ] If no Tax ID Number has been provided above, I have applied, or intend to apply, to the IRS for a Tax ID Number, and I understand that if I do not provide such number to the Transfer Agent within 60 days of the date of this Application or if I fail to furnish my correct Tax ID Number, I may be subject to a penalty and a 31% backup withholding on distributions and redemption proceeds. (Please provide your Tax ID Number on IRS Form W-9. You may request such form by calling the Transfer Agent at 800-553-8080.)
[ ] Non-U.S. Citizen/Taxpayer: Indicated country of residence for tax purposes: ____________________________________________ Under penalties of perjury, I certify that I am not a U.S. citizen or resident and I am an exempt foreign person as defined by the Internal Revenue Service.
--------------------------------------------------------------------------------

I have received a copy of the Fund's prospectus. I acknowledge that the telephone redemption and exchange privileges are automatic and will be effected as described in the Fund's current prospectus (see "Telephone Transactions"). I also acknowledge that I may bear the risk of loss in the event of fraudulent use of such privileges. If I do not want telephone redemption or exchange privileges, I have so indicated on this Application.
--------------------------------------------------------------------------------
The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Signature of Corporate Officer, General Partner, Trustee, etc.         Date

--------------------------------------------------------------------------------
Signature of Corporate Officer, General Partner, Trustee, etc.         Date

--------------------------------------------------------------------------------
                  Person(s) Authorized to Conduct Transactions
--------------------------------------------------------------------------------
The following person(s) ("Authorized Person(s)") are currently officers, trustees, general partners or other authorized agents of the investor. Any ______* of the Authorized Person(s) is, by lawful and appropriate action of the investor, a person entitled to give instructions regarding purchases and redemptions or make inquiries regarding the Account.


------------------------------------        ------------------------------------
Name/Title                                  Signature                Date


------------------------------------        ------------------------------------
Name/Title                                  Signature                Date


------------------------------------        ------------------------------------
Name/Title                                  Signature                Date


------------------------------------        ------------------------------------
Name/Title                                  Signature                Date

The signature appearing to the right of each Authorized Person is that person's signature. Investment Company Capital Corp. ("ICC") may, without inquiry, act upon the instructions (whether verbal, written, or provided by wire, telecommunication, or any other process) of any person claiming to be an Authorized Person. Neither ICC nor any entity on behalf of which ICC is acting shall be liable for any claims or expenses (including legal fees) or for any losses resulting from actions taken upon any instructions believed to be genuine. ICC may continue to rely on the instructions made by any person claiming to be an Authorized Person until it is informed through an amended Application that the person is no longer an Authorized Person and it has a reasonable period (not to exceed one week) to process the amended Application. Provisions of this Application shall be equally Applicable to any successor of ICC.
* If this space is left blank, any one Authorized Person is authorized to give instructions and make inquiries. Verbal instructions will be accepted from any one Authorized Person. Written instructions will require signatures of the number of Authorized Persons indicated in this space.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            Certificate of Authority
--------------------------------------------------------------------------------
Investors must complete one of the following two Certificates of Authority.

Certificate A: FOR CORPORATIONS AND UNINCORPORATED ASSOCIATIONS (With a Board of Directors or Board of Trustees.)

I __________________, Secretary of the above-named investor, do hereby certify that at a meeting on ____________, at which a quorum was present throughout, the Board of Directors (Board of Trustees) of the investor duly adopted a resolution which is in full force and effect and in accordance with the investor's charter and by-laws, which resolution did the following: (1) empowered the officers/trustees executing this Application (or amendment) to do so on behalf of the investor; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the investor on the terms described above; (3) authorized the Secretary to certify, from time to time, the names and titles of the officers of the investor and to notify ICC when changes in officers occur; and (4) authorized the Secretary to certify that such a resolution has been duly adopted and will remain in full force and effect until ICC receives a duly-executed amendment to the Certification form.

Witness my hand and seal on behalf of the investor.

this ___ day of __________, 199__

Secretary_______________________________________________________________________


The undersigned officer (other than the Secretary) hereby certifies that the foregoing instrument has been signed by the Secretary of the investor.

________________________________________________________________________________
Signature and title                                             Date


Certificate B: FOR PARTNERSHIPS AND TRUSTS (Even if you are the sole trustee)

The undersigned certify that they are all general partners/trustees of the investor and that they have done the following under the authority of the investor's partnership agreement/trust instrument: (1) empowered the general partner/trustee executing this Application (or amendment) to do so on behalf of the investor; (2) empowered the above-named Authorized Person(s) to effect securities transactions for the investor on the terms described above; (3) authorized the Secretary to certify, from time to time, the names of the general partners/trustees of the investor and to notify ICC when changes in general partners/trustees occur. This authorization will remain in full force and effect until ICC receives a further duly-executed certification. (If there are not enough spaces here for all necessary signatures, complete a separate certificate containing the language of this Certificate B and attach it to the Application).


________________________________________________________________________________
Signature and title                                             Date

________________________________________________________________________________
Signature and title                                             Date

                    FLAG INVESTORS COMMUNICATIONS FUND, INC.

                            (Institutional Shares)







                              Investment Advisor
                       INVESTMENT COMPANY CAPITAL CORP.
                               One South Street
                           Baltimore, Maryland 21202



          Sub-Advisor                                    Distributor
ALEX. BROWN INVESTMENT MANAGEMENT                  ICC DISTRIBUTORS, INC.
        One South Street                            Two Portland Square
   Baltimore, Maryland 21202                       Portland, Maine 04101




        Transfer Agent                             Independent Accountants
 INVESTMENT COMPANY CAPITAL CORP.               PRICEWATERHOUSECOOPERS LLP
       One South Street                            250 West Pratt Street
   Baltimore, Maryland 21202                     Baltimore, Maryland 21201
        1-800-553-8080




           Custodian                                     Fund Counsel
     BANKERS TRUST COMPANY                       MORGAN, LEWIS & BOCKIUS LLP
      130 Liberty Street                              1701 Market Street
   New York, New York 10006                   Philadelphia, Pennsylvania 19103

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